Business Segments (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Summary Of Information By Business Segment

Segment Information			Discontinued
(Thousands of dollars)	Marketing	Corporate	Operations	Consolidated
Year ended December 31, 2014
Segment income (loss)	$242,434	(19,474)	20,903	$243,863
Revenues from external customers	16,985,903	111	—	16,986,014
Interest income	—	244	—	244
Interest expense	—	(36,646)	—	(36,646)
Income tax expense (benefit)	127,657	(11,271)	—	116,386
Significant noncash charges (credits)
Depreciation and amortization	74,906	4,181	—	79,087
Accretion of asset retirement obligations	1,200	—	—	1,200
Deferred and noncurrent income taxes (benefits)	368	(4,771)	—	(4,403)
Additions to property, plant and equipment	131,139	4,200	3,549	138,888
Total assets at year-end	$1,544,018	348,991	56,328	$1,949,337

Segment Information			Discontinued
(Thousands of dollars)	Marketing	Corporate	Operations	Consolidated
Year ended December 31, 2013
Segment income (loss)	$164,013	(9,878)	80,898	$235,033
Revenues from external customers	17,814,081	—	—	17,814,081
Interest income	—	1,099	—	1,099
Interest expense	—	(14,509)	—	(14,509)
Income tax expense (benefit)	106,223	(6,164)	—	100,059
Significant noncash charges (credits)
Depreciation and amortization	71,253	2,800	—	74,053
Accretion of asset retirement obligations	1,096	—	—	1,096
Deferred and noncurrent income taxes (benefits)	(9,796)	(1,772)	—	(11,568)
Additions to property, plant and equipment	162,051	8,169	1,752	171,972
Total assets at year-end	$1,527,125	320,281	41,158	$1,888,564

Year ended December 31, 2012
Segment income (loss)	$139,583	(1,168)	(54,847)	$83,568
Revenues from external customers	19,011,040	—	—	19,011,040
Interest income	—	172	—	172
Interest expense	—	(384)	—	(384)
Income tax expense (benefit)	92,059	(534)	—	91,525
Significant noncash charges (credits)
Depreciation and amortization	66,913	1,386	—	68,299
Accretion of asset retirement obligations	980	—	—	980
Deferred and noncurrent income taxes (benefits)	3,393	(487)	—	2,906
Additions to property, plant and equipment	103,096	56	8,441	111,593
Total assets at year-end	$1,765,020	60,425	184,958	$2,010,403